RELATED PARTY TRANSACTIONS (FY) (Details)	1 Months Ended	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Jan. 31, 2019	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Aug. 02, 2018	Dec. 31, 2018 USD ($) properties	Dec. 31, 2017 USD ($) properties
Related Party Transaction [Line Items]
Accrual organization and offering cost, related party							$ 8,442,205
Payable		$ 30,282		$ 30,282			$ 979,174	$ 907,377
Property management fees percentage				1.50%			1.50%
Number of real estate properties the Company provides property management services for | properties							10	5
Leasing commissions and fees, percentage of rents				6.00%			6.00%
Leasing commission fee, renewal rate				3.00%			3.00%
Related party transactions, expense reimbursement, as a percentage of average invested assets				2.00%			2.00%
Related party transaction, expense reimbursement as a percentage of net income				25.00%			25.00%
REIT I [Member]
Related Party Transaction [Line Items]
Expenses incurred from related party transactions							$ 71,177	$ 88,291
Advisor
Related Party Transaction [Line Items]
Financing coordination fees percentage				1.00%			1.00%
Santa Clara
Related Party Transaction [Line Items]
Expenses incurred from related party transactions							$ 191,907	675,108
Waiver of asset management fees
Related Party Transaction [Line Items]
Asset management fees waived by Advisor							0.025%
Related Party Transaction, Other Revenues from Transactions with Related Party		0			$ 0			143,540
Expenses incurred from related party transactions							$ 0	143,540
Payable							$ 0	0
Monthly asset management fees waive percentage				0.025%			0.025%
Waiver of Assets Management Fees Not Subject To Recoupment
Related Party Transaction [Line Items]
Related Party Transaction, Other Revenues from Transactions with Related Party							$ 0	143,540
Financing coordination fees
Related Party Transaction [Line Items]
Expenses incurred from related party transactions							262,050	326,600
Payable		0		$ 0			$ 0	0
Property Selling Fee
Related Party Transaction [Line Items]
Related party transaction, fees, percentage of contract purchase price				3.00%			3.00%
Due To Rich Uncles Reit I
Related Party Transaction [Line Items]
Expenses incurred from related party transactions								48,418
Payable to TIC
Related Party Transaction [Line Items]
Expenses incurred from related party transactions							$ 0	363,168
Payable							0	0
Reimbursable organizational and offering expenses
Related Party Transaction [Line Items]
Expenses incurred from related party transactions				$ 5,120,687			1,503,062	1,986,147
Accrual organization and offering cost		5,092,718		5,092,718			4,215,004
Payable		27,969		$ 27,969			$ 13,168	15,945
Reimbursable organizational and offering expenses | Sponsor
Related Party Transaction [Line Items]
Gross Offering Proceeds Percentage				3.00%			0.00%
Payroll Expense Reimbursement from Sponsor
Related Party Transaction [Line Items]
Expenses incurred from related party transactions							$ 875,100	2,324,598
Advisor fees, Acquisition fees
Related Party Transaction [Line Items]
Related party transaction, fees, percentage of contract purchase price	0.10%			3.00%		3.00%	0.10%
Asset Management Fees
Related Party Transaction [Line Items]
Related Party Transaction, Other Revenues from Transactions with Related Party		680,018	$ 477,915	$ 1,360,037	$ 879,230
Expenses incurred from related party transactions							$ 2,004,760	872,281
Payable		0		0			0	567,661
Expense reimbursements from Sponsor
Related Party Transaction [Line Items]
Expenses incurred from related party transactions							1,136,469	2,324,598
Payable		2,313		$ 2,313			$ 0	0
Disposition Fees
Related Party Transaction [Line Items]
Related party transaction, fees, percentage of contract purchase price				6.00%			6.00%
Advisor fees, Asset management fees | REIT I [Member]
Related Party Transaction [Line Items]
Expenses incurred from related party transactions							$ 38,903	33,376
Advisor fees, Asset management fees | Santa Clara
Related Party Transaction [Line Items]
Expenses incurred from related party transactions							191,907	49,035
Other
Related Party Transaction [Line Items]
Payable		0		$ 0			0
Other | REIT I [Member]
Related Party Transaction [Line Items]
Expenses incurred from related party transactions							32,274	20,972
Capitalized Acquisition Fees
Related Party Transaction [Line Items]
Expenses incurred from related party transactions							2,752,339	3,661,684
Payable		0		0			0	0
Capitalized Acquisition Fees | REIT I [Member]
Related Party Transaction [Line Items]
Expenses incurred from related party transactions							0	29,536
Capitalized Acquisition Fees | Santa Clara
Related Party Transaction [Line Items]
Expenses incurred from related party transactions							0	626,073
Subordinated participation fees
Related Party Transaction [Line Items]
Expenses incurred from related party transactions							839,050	315,802
Payable		$ 0		$ 0			839,050	315,802
Financing Coordination Fee | REIT I [Member]
Related Party Transaction [Line Items]
Expenses incurred from related party transactions							0	4,407
Due To Affiliates | Reimbursable organizational and offering expenses
Related Party Transaction [Line Items]
Payable							13,168
Due From Affiliates | Expense reimbursements from Sponsor
Related Party Transaction [Line Items]
Expenses incurred from related party transactions							261,370
Maximum | Reimbursable organizational and offering expenses
Related Party Transaction [Line Items]
Payable							$ 4,228,172
Maximum | Advisor fees, Acquisition fees
Related Party Transaction [Line Items]
Related party transaction, fees, percentage of contract purchase price				6.00%			6.00%
Directors Not Including Executive Officers
Related Party Transaction [Line Items]
Payments to independent member of Company's board of directors for services rendered							$ 167,835	$ 163,000